INCOME TAX EXPENSE/(CREDIT) (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX EXPENSE/(CREDIT)
Schedule of information about income tax expense/(credit)

	For the years ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Current Tax:
PRC Income Tax	29	—	5,185
Reversal of income tax refundable	27	—	—
	—	—	5,185
Deferred tax expense	—	209	4,556
	56	209	9,741

Schedule of reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates

Reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates is as follows:

	For the years ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Loss before taxation	(9,445)	(418,465)	(78,285)
Tax calculated at a tax rate of 25%	(2,361)	(104,616)	(19,571)
Tax effect on non-deductible expenses	—	—	—
Tax effect on different tax rates of group entities operating in other jurisdictions	842	588	218
Impairment losses on property, plant and equipment, and investment property that are not tax deductible	—	20,191	8,817
Impairment losses on land use right that are not tax deductible	—	1,064	353
Inventory provision (reversal) that are not tax deductible (taxable)	(14,192)	13,993	(683)
Bad debts expense that are not tax deductible	17,165	79,057	6,232
Depreciation and amortization adjustments that are not tax deductible	(18,050)	(15,890)	(15,617)
Other	29	—	—
Income tax refund that are not expected to receive	—	—	24,270
Net operating losses not recognized to deferred tax assets	16,623	5,822	5,722
Tax per financial statements	56	209	9,741

Schedule of deferred tax (assets)/liabilities

Deferred tax (assets)/liabilities recognized in the consolidated statements of financial position and the movements during the years are as follows:

	Dividend withholding	Inventory	Impairment	Bad debt	Net operating	Depreciation and
Deferred tax arising from:	tax	provision	loss	allowance	loss	amortization	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2017	—	(4,765)	—	—	—	—	(4,765)
Charges/(credits) for the year	—	4,765	—	—	—	(209)	4,556
As of December 31, 2017	—	—	—	—	—	(209)	(209)
Charges/(credits) for the year	—	—	—	—	—	209	209
As of December 31, 2018	—	—	—	—	—	—	—
Charges/(credits) for the year
As of December 31, 2019	—	—	—	—	—	—	—

Schedule of deferred tax balances

For the purpose of presentation in the consolidated statements of financial position, certain deferred tax assets and liabilities have been offset. The following is the analysis of the deferred tax balances in the consolidated statements of financial position for financial presentation purposes:

As of December 31,
	2019	2018
	RMB’000	RMB’000
Deferred tax assets	—	—
Deferred tax liabilities	—	—
	—	—